Related party transactions and balance (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 22, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Lease expenses		¥ 25,139	¥ 16,677	¥ 41,377
Prepayment balance		1,125	248		$ 158
Other current liabilities		20,466	23,691		$ 2,879
Shanghai Three Drivers Culture Media Co., Limited | Outsourcing service agreements
Related Party Transaction [Line Items]
Lease expenses		963
Prepayment balance		1,125	248
Related Party [Member] | Shanghai Three Drivers Culture Media Co., Limited | Outsourcing service agreements
Related Party Transaction [Line Items]
Lease expenses		3,974	1,526	¥ 2,721
Related Party [Member] | Shanghai Three Drivers Culture Media Co., Limited | Promotion Service Agreements
Related Party Transaction [Line Items]
Lease expenses			1,415
Mr. Wei Wen
Related Party Transaction [Line Items]
Amount given to related party		12,591
Proceeds from related party debt		12,461
Mr. Wei Wen | Related Party [Member]
Related Party Transaction [Line Items]
Other current liabilities		0	130
COO Mr. Hui Yuan
Related Party Transaction [Line Items]
Disposed investment carrying value	¥ 1,500,000
Other current liabilities		¥ 1,500,000	¥ 0
Interest rate per annum	3.45%